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                                                                  JOHN B. TOWERS
                                                                  SENIOR COUNSEL

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                                  March 9, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  New England Variable Annuity Fund I
          File No. 811-01930

Commissioners:

Annual Reports dated December 31, 2011 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of New England Variable Annuity Fund I of Metropolitan Life Insurance Company pursuant to Rule 30b-2-1 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 002-80751.

                                        Sincerely,


                                        /s/ John B. Towers
                                        ----------------------------------------
                                        John B. Towers
                                        Senior Counsel
                                        Metropolitan Life Insurance Company